Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NORTHWESTERN MUTUAL SERIES FUND INC
Entity Central Index Key	0000742212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	May 01, 2025
Supplement to Prospectus [Text Block]	Northwestern Mutual Series Fund, Inc.Supplement Dated July 1, 2025, to the
Statutory Prospectus Dated May 1, 2025Advisory Fee Waiver Update to Emerging Markets Equity PortfolioEffective August 1, 2025, MSA has agreed to an increased fee waiver such that the Total Annual Portfolio Operating Expenses After Fee Waiver set forth in the Fee Table in the Summary section will be 0.79% through April 30, 2026.